September 29, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

Re:	Pre-Effective Amendment No. 1 to Form N-14 for Munder Series Trust (the “Trust”) on behalf of the Munder Growth Opportunities Fund
333-169088

Ladies and Gentlemen:

As sub-administrator on behalf of the Trust, attached for filing via the EDGAR system is Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-14 under the Securities Act of 1933, as amended.

Pre-Effective Amendment No. 1 to Form N-14 is being filed in connection with a proposed reorganization in which the Munder Growth Opportunities Fund, a series of the Trust, will acquire all of the assets of the Munder Energy Fund, also a series of the Trust, in exchange for shares of the Munder Growth Opportunities Fund and the assumption by the Munder Growth Opportunities Fund of the liabilities of the Munder Energy Fund (the “Reorganization”).

Pre-Effective Amendment No. 1 to Form N-14 is also being filed in connection with a proposed reorganization in which the Munder Growth Opportunities Fund, a series of the Trust, will acquire all of the assets of the Munder Healthcare Fund, a series of Munder Series Trust II, in exchange for shares of the Munder Growth Opportunities Fund and the assumption by the Munder Growth Opportunities Fund of the liabilities of the Munder Healthcare Fund (the “Reorganization”).

Pre-Effective Amendment No. 1 includes all the financial information including the pro forma financial statements as requested by the Securities and Exchange Commission.

Please be advised that the Trust will provide a final tax opinion as supplemental correspondence upon the closing of the Reorganizations.

Please call me at 617.662.3969 with any questions or comments you may have regarding the enclosed Pre-Effective Amendment No. 1 or if we may expedite the staff’s review in any way.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:             A. Eisenbeis

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